Average Annual Total Returns - Delaware Tax-Free Arizona Fund	Bloomberg Municipal Bond Index 1 year	Bloomberg Municipal Bond Index 5 years	Bloomberg Municipal Bond Index 10 years or lifetime	Class A 1 year	Class A 5 years	Class A 10 years or lifetime	Class A After Taxes on Distributions 1 year	Class A After Taxes on Distributions 5 years	Class A After Taxes on Distributions 10 years or lifetime	Class A After Taxes on Distributions and Sales 1 year	Class A After Taxes on Distributions and Sales 5 years	Class A After Taxes on Distributions and Sales 10 years or lifetime	Class C 1 year	Class C 5 years	Class C 10 years or lifetime	Institutional Class 1 year	Institutional Class 5 years	Institutional Class Lifetime	Institutional Class Inception Date
Total	(8.53%)	1.25%	2.13%	(17.59%)	(0.48%)	1.15%	(17.60%)	(0.51%)	1.13%	(9.37%)	0.36%	1.62%	(15.18%)	(0.30%)	0.86%	(13.52%)	0.70%	2.70%	Dec. 31, 2013